Invesco Charter Fund | Invesco Charter Fund - Class A, B, C, R and Y

Statutory Prospectus Supplement dated May 23, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Charter Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y	Class A, Invesco Charter Fund	Class B, Invesco Charter Fund	Class C, Invesco Charter Fund	Class R, Invesco Charter Fund	Class Y, Invesco Charter Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y		Class A, Invesco Charter Fund	Class B, Invesco Charter Fund	Class C, Invesco Charter Fund	Class R, Invesco Charter Fund	Class Y, Invesco Charter Fund
Management Fees	[1]	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.30%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	[2]	1.16%	1.91%	1.91%	1.41%	0.91%
[1]	Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Pursuant to the new fee schedule, the Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.
[2]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Charter Fund	Class A	662	898	1,153	1,881
Class B, Invesco Charter Fund	Class B	694	900	1,232	2,038
Class C, Invesco Charter Fund	Class C	294	600	1,032	2,233
Class R, Invesco Charter Fund	Class R	144	446	771	1,691
Class Y, Invesco Charter Fund	Class Y	93	290	504	1,120

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Charter Fund Invesco Charter Fund - Class A, B, C, R and Y (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Charter Fund	Class A	662	898	1,153	1,881
Class B, Invesco Charter Fund	Class B	194	600	1,032	2,038
Class C, Invesco Charter Fund	Class C	194	600	1,032	2,233
Class R, Invesco Charter Fund	Class R	144	446	771	1,691
Class Y, Invesco Charter Fund	Class Y	93	290	504	1,120

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio."